Investment Strategy	Apr. 30, 2026
Kensington Managed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is designed to provide the potential to generate stable, above average fixed-income returns, with a reduced risk of drawdown (i.e., the risk of a decline in investment value during a decline in the U.S. equity markets). Kensington Asset Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing the Fund’s assets to gain exposure to (i) higher-yielding, fixed income securities, or to (ii) cash, cash equivalents, and U.S. Treasury securities. The portfolio managers use a proprietary “Managed Income Model” that looks at trends and patterns in the high-yield, equity and broader fixed income markets. The Managed Income Model uses daily inputs related to the prices of certain U.S. high-yield and long-term Treasury bond funds, U.S. equity market indices, and the number of NYSE-listed companies whose prices have increased and decreased each day to evaluate whether market conditions favor a “Risk-On” portfolio exposed to predominantly higher-yielding securities or a “Risk-Off” portfolio exposed to cash, cash equivalents, or U.S. Treasury securities. Specifically, the model uses the following inputs:
•Returns of certain U.S. high-yield bond funds
•Returns of long-term U.S. Treasury bonds
•The level of the NASDAQ Composite Index, a market capitalization weighted index of approximately 3,000 common equities listed on the NASDAQ stock exchange
•The level of the Value Line Geometric Composite Index, an index of approximately 1,700 companies representing approximately 90% of the market capitalization of all U.S.-listed stocks with returns weighted to account for compounding of returns of time; and
•The daily number of NYSE-listed companies with prices increasing or decreasing (the Advance/Decline Line).
The Managed Income Model looks for trends developing over multiple time periods (e.g., weeks, months, years) to signal a change from Risk-On to Risk-Off or vice versa, and the Adviser will generally turn over approximately 100% of the portfolio’s exposures when the Managed Income Model signals a change. Depending on market conditions, such turnover from Risk-On to Risk-Off or vice versa may take up to several weeks, and the Fund may have significant portfolio turnover from year to year. The Adviser generally expects such changes to occur infrequently (e.g., fewer than five times annually) based on historic trends in the high-yield fixed income market. Generally, when the Adviser believes high-yield market conditions are favorable, the Fund seeks exposure to longer maturity and lower quality high-yield securities. When the Adviser believes high-yield market conditions are somewhat less favorable (but still “Risk-On”), the Fund may diversify its holdings by seeking exposure to shorter maturity and better quality fixed income securities.
In its Risk-On position, the Fund will gain exposure to fixed-income securities primarily by investing in one or more of the following investment types (1) other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that invest in higher-yielding, income-producing securities, (2) individual bonds, including high-yield bonds, (3) credit default swaps and credit default index swaps, and options on such instruments, and/or (4) index futures and bond futures. The types of investments used to gain the Fund’s exposures to fixed-income securities (i.e., other mutual funds and ETFs, individual bonds, derivatives, etc.), and the allocation to each, is determined by several factors related to each investment type when the investment is made, including but not limited to, capacity constraints, the expected duration of the trade, fees or commissions, and the quality of beta (i.e., sensitivity to the securities markets) offered by the investment type. The use of derivative instruments is just one option that the Fund may use and such use is determined in the same manner as the other investments.
The fixed-income securities to which the Fund may have exposure, either directly or indirectly, include bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness and are not restricted as to issuer credit quality, country, capitalization, security maturity, currency, or leverage. The specific fixed-income securities in which the Fund invests or has exposure to is determined by the Adviser’s systematic investment approach, which takes into account several key elements, including but not limited to, the evaluation of relative value and trends across the spectrum of fixed-income opportunities, and the risks related to credit and duration for those opportunities in the current market environment. In its Risk-On position, a majority of the Fund’s portfolio is typically exposed to high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the Adviser, or underlying fund’s adviser where applicable, to be of similar credit quality. High-yield securities are also known as “junk bonds.” The Fund may have exposure to junk bonds that are in default, subject to bankruptcy or reorganization. The Fund may also take short positions from time to time to hedge or offset existing long positions.
In its Risk-Off position, the Fund will primarily hold cash or cash equivalents or invest directly or indirectly in underlying funds that invest in U.S. Treasury securities of various maturities. The Fund may also take short positions in the Risk-Off position to offset existing long holdings from when the Fund was in the Risk-On position.
In selecting underlying funds, the Adviser considers the performance, relative fees, management experience, and underlying portfolio composition and strategy of such underlying funds. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities. The Fund will typically limit its investment in a single underlying fund to three percent of such underlying fund’s net assets, although the percentage of such underlying fund owned by the Fund may change over time as the value of such investment changes and the Fund’s overall portfolio changes.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Kensington Dynamic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is designed to provide equity-like returns, but with the potential to reduce volatility and drawdown (i.e., the risk of a decline in investment value during a decline in the U.S. equity markets) that comes with passive investment in equities. Kensington Asset Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing the Fund’s assets to gain exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary “Dynamic Allocation Model” that looks at trends in the U.S. equity market. The Dynamic Allocation Model uses daily price information with respect to multiple broad-based U.S. equity indices (e.g., open, close, high, and low prices) to identify and evaluate market trends and volatility to determine whether market conditions favor a “Risk-On” portfolio exposed to U.S. equity securities or a “Risk-Off” portfolio exposed to cash, cash equivalents, or U.S. Treasury securities. The Dynamic Allocation Model looks for trends developing over multiple time periods (e.g., weeks, months, or years) to signal a change from Risk-On to Risk-Off or vice versa, and the Adviser will generally turn over approximately 100% of the portfolio’s exposures when the Dynamic Allocation Model signals a change. Depending on market conditions, such turnover from Risk-On to Risk-Off or vice versa may take up to several days to a week, and the Fund may have significant portfolio turnover from year to year. The Adviser generally expects such changes to occur approximately eight to twelve times annually based on historic trends in the U.S. equity market.
In its Risk-On position, the Fund will gain exposure to equity securities primarily by investing in one or more of the following investment types (1) exchange-traded funds (“ETFs”) (“underlying funds”) that track the returns of a broad-based U.S. equity market index, (2) individual equity securities, and/or (3) equity index futures. The types of investments used to gain the Fund’s exposures to equity securities (i.e., other mutual funds and ETFs, individual equity securities, futures, etc.), and the allocation to each, is determined by several factors related to each investment type when the investment is made, including but not limited to, capacity constraints, the expected duration of the trade, fees or commissions, and the quality of beta (i.e., sensitivity to the securities markets) offered by the investment type. The use of futures contracts is just one option that the Fund may use and such use is determined in the same manner as the other investments.
The Fund’s equity exposure may include companies of any market capitalization, and equity indices to which the Fund gains exposure may be based on certain factors, such as value- or growth-oriented companies. The specific equity securities in which the Fund invests or has exposure to is determined by the Adviser’s systematic investment approach, which takes into account several key elements, including but not limited to, the evaluation of relative value and prevailing trends between value and growth equities, along with the current and anticipated market environment. The Fund may also take short positions from time to time to hedge or offset existing long positions. In its Risk-Off position, the Fund will primarily hold cash or cash equivalents or invest directly or indirectly in underlying funds that invest in U.S. Treasury securities of various maturities. The Fund may also take short positions in the Risk-Off position to offset existing long holdings from when the Fund was in the Risk-On position.
The Dynamic Allocation Model is built upon a core of trend-following logic that generates signals on a weekly basis. To avoid generating false signals directing a change to or from a Risk-On or Risk-Off state, the model also employs noise-filtering enhancements to dampen the distorting impact of short-term price aberrations that are characteristic of volatile markets. This noise filter operates by causing the model to disregard relatively large short-term changes in inputs that are not indicative of a longer-term trend. For example, the model considers short-term data that is not supported by longer-term trends as indicative of “noise”. The model also seeks to mitigate such noise by being run on a weekly, rather than daily basis. Additionally, the model employs certain counter-trend indicators that seek to identify when the equity market is overbought or oversold independent of whether the model anticipates a favorable or unfavorable equity market. For example, if the model determines that market conditions are favorable for equities, but equities are overbought, the model would signal a “Risk-Off” position. To the contrary, if the model determines that market conditions are not favorable for equities, but equities are oversold, the model would signal a “Risk-On” position.
In selecting underlying funds, the Adviser considers the performance, relative fees, management experience, and underlying portfolio composition and strategy of such underlying funds. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

Kensington Active Advantage Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is designed to provide the potential to participate in rising markets, but with a reduced risk of drawdown in declining markets (i.e., the risk of a decline in investment value during a decline in the U.S. equity markets). The Adviser seeks to achieve the Fund’s investment objective by utilizing a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. As part of this process, the Fund will gain exposure to these markets when the opportunity is deemed beneficial or invest in cash, cash equivalents, and U.S. Treasury securities when opportunities are deemed unfavorable. The size of the positions taken will relate to various factors, including the Adviser’s systematic assessment of a trend and its likelihood of continuing, as well as the Adviser’s estimate of the market’s risk. The Adviser generally expects that the Fund will have exposure in both equities and fixed income securities, but at any one time the Fund may emphasize one asset class or invest solely in cash, cash equivalents, and U.S. Treasuries when both equity and fixed income markets are deemed to be unfavorable.
The Adviser’s process is primarily centered around trend-following analysis, which evaluates multiple inputs to recognize and measure consistent and repeating behavioral patterns in the financial markets. The Adviser will evaluate daily inputs related to the prices of certain U.S. high-yield and long-term Treasury bond funds, U.S. equity market indices, and the number of NYSE-listed companies whose prices have increased and decreased each day to recommend allocations across asset classes. This process is intended to identify strength or weakness in particular asset classes based upon a convergence of factors which will help inform the Fund’s overall asset allocation. The Fund may have significant portfolio turnover from year to year.
The Adviser generally expects that the Fund’s portfolio will allocate roughly 40–60% of its exposure to equity securities and 40–60% of its exposure to fixed income instruments. Generally, when the Adviser determines that market conditions are favorable, the Adviser will increase exposure in equities and lower quality, higher-yielding fixed income securities. When the Adviser determines that market conditions are less favorable, the Adviser will increase exposure to better-quality fixed income securities and cash equivalents (e.g., money market instruments). As a result, at times the Fund may invest substantially all of its assets in cash, cash equivalents, and U.S. Treasury securities, and at times the Fund may predominantly be exposed to equity securities.
The Fund primarily seeks to achieve its equity exposure by investing in one or more of the following investment types (1) other mutual funds and exchange-traded funds (“ETFs”) (“underlying funds”) that track the returns of a broad-based U.S. equity market index, (2) individual equity securities, and/or (3) equity index futures. The types of investments used to gain the Fund’s exposures to equity securities (i.e., other mutual funds and ETFs, individual equity securities, futures, etc.), and the allocation to each, is determined by several factors related to each investment type when the investment is made, including but not limited to, capacity constraints, the expected duration of the trade, fees or commissions, and the quality of beta (i.e., sensitivity to the securities markets) offered by the investment type. The use of futures contracts is just one option that the Fund may use and such use is determined in the same manner as the other investments. The Fund’s equity exposure may include companies of any market capitalization, and equity indices to which the Fund gains exposure may be based on certain factors, such as value- or growth-oriented companies. The specific equity securities in which the Fund invests or has exposure to is determined by the Adviser’s systematic investment approach, which takes into account several key elements, including but not limited to, the evaluation of relative value and prevailing trends between value and growth equities, along with the current and anticipated market environment. The Fund may also take short positions from time to time to hedge or offset existing long positions.
The Fund primarily seeks to achieve its fixed-income exposure by investing in one or more of the following investment types (1) underlying funds that invest in higher-yielding, income-producing securities, (2) individual bonds, including high-yield bonds, (3) credit default swaps and credit default index swaps, and options on such instruments, and/or (4) index futures and bond futures. The types of investments used to gain the Fund’s exposures to fixed-income securities (i.e., other mutual funds and ETFs, individual bonds, derivatives, etc.), and the allocation to each, is determined by several factors related to each investment type when the investment is made, including but not limited to, capacity constraints, the expected duration of the trade, fees or commissions, and the quality of beta (i.e., sensitivity to the securities markets) offered by the investment type. The use of derivative instruments is just one option that the Fund may use and such use is determined in the same manner as the other investments.
The fixed-income securities to which the Fund may have exposure, either directly or indirectly, include bills, notes, bonds, debentures, bank loans, loan participations, syndicated loan assignments and other evidence of indebtedness and are not restricted as to issuer credit quality, country, capitalization, security maturity, currency, or leverage. The specific fixed-income securities in which the Fund invests or has exposure to is determined by the Adviser’s systematic investment approach, which takes into account several key elements, including but not limited to, the evaluation of relative value and trends across the spectrum of fixed-income opportunities, and the risks related to credit and duration for those opportunities in the current market environment. The Fund’s portfolio will be exposed to high-yield securities, which are debt instruments rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the Adviser, or underlying fund’s adviser where applicable, to be of similar credit quality. High-yield securities are also known as “junk bonds”. The Fund may have exposure to junk bonds that are in default, subject to bankruptcy or reorganization. The Fund may also take short positions from time to time to hedge or offset existing long positions.
In selecting underlying funds, the Adviser considers the performance, relative fees, management experience, and underlying portfolio composition and strategy of such underlying funds. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities. The Fund will typically limit its investment in a single underlying fund to one percent of such underlying fund’s net assets, although the percentage of such underlying fund owned by the Fund may change over time as the value of such investment changes and the Fund’s overall portfolio changes.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Kensington Defender Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is designed to provide the potential to participate in rising markets, but with a reduced risk of drawdown in declining markets (i.e., the risk of a decline in investment value during a decline in the U.S. equity markets), through a portfolio that has exposure to different strategies, asset classes and individual investments. The Fund will seek to utilize varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model (the “Defender Model”), (ii) an options overlay strategy to generate income, and (iii) a managed futures strategy or diversified opportunities intended to provide exposures with reducted correlation to the other strategies. The universe of asset classes in which the Fund may invest includes, but is not limited to, equities
(both developed and emerging markets), bonds (including high-yield or “junk” bonds), commodities, currencies and real estate. The Fund is actively managed and the Fund’s exposures to different strategies, asset classes and individual investments will vary based on the Adviser’s or Sub-Adviser’s ongoing evaluation of investment opportunities, and the Fund may not always have exposure to all of the strategies and asset classes described herein.
The universe of investment types the Fund may use to obtain exposure to these various asset classes includes, but is not limited to, individual securities (such as stocks and bonds), derivative instruments (including, but not limited to, swaps, written and purchased options, and futures contracts), other investment companies (i.e., underlying funds), including mutual funds and exchange-traded funds (“ETFs”), and real estate investment trusts (“REITs”). The Fund may either invest directly in its investments or indirectly by investing in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which invests in the investments. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of investments. Individual investments are determined in accordance with the particular strategy or strategies being implemented at a particular time, each as discussed below.
Defender Model
The Sub-Adviser’s Defender Model (the “Model”) utilizes a tactical investment strategy that combines a momentum approach with a disciplined capital preservation routine. The model quantitatively evaluates market conditions and periodically signals a rebalance of the portfolio to account for multi-asset market movement as compared to a traditional equity and bond portfolio that retains static allocations. Asset class exposures through the model may include equities, bonds, commodities and real estate.
The Model is proactive in that it seeks to predict future performance using data from the past several quarters. The Model emphasizes longer-term trends over shorter-term ones, with a goal of reducing the probability of false signals. While intra-month hedging may be implemented to account for signal changes occurring between the monthly rebalances, there is always the risk that the Model will not accurately predict future performance or will be late to capturing successfully predicted performance. In addition, the portfolio managers have discretion to deviate from the Model during extreme events to prioritize risk reduction for shareholders, and such discretion when implemented could lead to the Fund underperforming the Model over certain periods.
Data inputs evaluated by the Model include publicly available price information across the various asset classes. The evaluation of these data inputs is pursuant to the key elements of the model’s strategy, which are as follows:
•Investment Momentum - Momentum strategies favor investments that have performed relatively well over those that have underperformed for various time periods, seeking to capture the tendency for asset prices to keep moving in the same direction. The Model seeks to identify investments with recent positive momentum.
•Protection Momentum - When investment momentum trends shift, the Model seeks to identify the change and signal that the portfolio adapt accordingly. In addition, when turmoil hits the capital markets, risky assets tend to become highly correlated and decline in tandem. The Model seeks to assess the risk of a market crisis by measuring multi-market breadth (i.e., the strength or weakness of movement in major market indices) and the relative number of down-trending risky assets. The more assets in distress, the more the Model will signal a shift of the portfolio to less risky assets.
•Optional Portfolio Hedges - In an attempt to limit portfolio turnover, the Fund’s portfolio is generally rebalanced not more than once per month. When the Fund’s portfolio has exposure intra-month to an asset class that would otherwise be removed from the portfolio or reduced in size as a result of the model’s momentum assessment, the Adviser or Sub-Adviser may hedge some or all of the exposure to that asset class until the next rebalance occurs. This hedging may be done through the use of index futures, options or ETFs. Even with this hedging sub-strategy, the Fund is expected to have high annual portfolio turnover.
Options Overlay
The options overlay component of the Fund’s strategy attempts to generate additional income or return typically by selling (i.e., writing) call and put options in exchange for a premium, or payment, from the option buyer. This portion of the strategy will typically result in a put spread, where the Adviser or Sub-Adviser will seek to sell an equity index put option with a one to two week expiration and pair that with a simultaneous purchase of a similar option (i.e., same equity index with the same or varying expiration) at a lower strike price. The Fund may also purchase put options to hedge against market volatility.
Managed Futures or Diversified Opportunities Strategy
The Fund may also invest in a total return swap (“TRS”), private fund, or commodity pool operator to gain exposure to the Diversified Opportunity Strategy (the “Strategy”) which is a model portfolio managed by a third-party manager. The Strategy seeks capital appreciation by gaining long and short macro exposures (i.e., exposures to individual asset classes rather than individual companies) to investments in bond, currency, equity, real estate, and commodity markets. The Strategy utilizes quantitative strategies to determine its allocations to the various asset classes, including, but not limited to, momentum signals (identifying investments with positive and negative relative performance and investing long and short accordingly) and trend signals (identifying investments with positive and negative price trends and investing long and short accordingly). While the Strategy provides exposure to similar asset classes as the Model, also using momentum as part of the strategy, it may provide broader exposure in certain asset classes as well as additional asset classes. For example, the Strategy may include exposure to a broader set of commodity types. In addition, the Strategy may also provide exposure to the currency asset class as well as market volatility through exposure to volatility index options. Volatility index options can be used to hedge against, or benefit from, market volatility. This broader exposure is intended to result in reduced correlation between the Strategy and other strategies, though there is no guarantee the strategies will be uncorrelated, including in a scenario where they are each underperforming. When the Fund takes a short position, it will benefit from a decrease in the price of the investment underlying the short position. If the position underlying the short position were to increase in price, the Fund’s short position would decrease in value.
The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments or private funds that invest in the same commodity-linked derivative instruments. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund, including policies related to affiliated transactions and custody of assets. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.
The Adviser generally expects that the Fund will have exposure across multiple asset classes, but at any one time the Fund may emphasize one asset class or invest solely in cash or cash equivalents, depending on market conditions. The Fund may have exposure to equity securities of companies of any size, including small- and medium-capitalization sized companies. The Fund is expected to have portfolio turnover in excess of 100% on an annual basis.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

Strategy Portfolio Concentration [Text]	The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary.
Class R Prospectus Member | Kensington Defender Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is designed to provide the potential to participate in rising markets, but with a reduced risk of drawdown in declining markets (i.e., the risk of a decline in investment value during a decline in the U.S. equity markets), through a portfolio that has exposure to different strategies, asset classes and individual investments. The Fund will seek to utilize varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model (the “Defender Model”), (ii) an options overlay strategy to generate income, and (iii) a managed futures strategy or diversified opportunities intended to provide exposures with reduced correlation to the other strategies. The universe of asset classes in which the Fund may invest includes, but is not limited to, equities (both developed and emerging markets), bonds (including high-yield or “junk” bonds), commodities, currencies and real estate. The Fund is actively managed and the Fund’s exposures to different strategies, asset classes and individual investments will vary based on the Adviser’s or Sub-Adviser’s ongoing evaluation of investment opportunities, and the Fund may not always have exposure to all of the strategies and asset classes described herein.
The universe of investment types the Fund may use to obtain exposure to these various asset classes includes, but is not limited to, individual securities (such as stocks and bonds), derivative instruments (including, but not limited to, swaps, written and purchased options, and futures contracts), other investment companies (i.e., underlying funds), including mutual funds and exchange-traded funds (“ETFs”), and real estate investment trusts (“REITs”). The Fund may either invest directly in its investments or indirectly by investing in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which invests in the investments. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of investments. Individual investments are determined in accordance with the particular strategy or strategies being implemented at a particular time, each as discussed below.
Defender Model
The Sub-Adviser’s Defender Model (the “Model”) utilizes a tactical investment strategy that combines a momentum approach with a disciplined capital preservation routine. The model quantitatively evaluates market conditions and periodically signals a rebalance of the portfolio to account for multi-asset market movement as compared to a traditional equity and bond portfolio that retains static allocations. Asset class exposures through the model may include equities, bonds, commodities and real estate.
The Model is proactive in that it seeks to predict future performance using data from the past several quarters. The Model emphasizes longer-term trends over shorter-term ones, with a goal of reducing the probability of false signals. While intra-month hedging may be implemented to account for signal changes occurring between the monthly rebalances, there is always the risk that the Model will not accurately predict future performance or will be late to capturing successfully predicted performance. In addition, the portfolio managers have discretion to deviate from the Model during extreme events to prioritize risk reduction for shareholders, and such discretion when implemented could lead to the Fund underperforming the Model over certain periods.
Data inputs evaluated by the Model include publicly available price information across the various asset classes. The evaluation of these data inputs is pursuant to the key elements of the model’s strategy, which are as follows:
•Investment Momentum - Momentum strategies favor investments that have performed relatively well over those that have underperformed for various time periods, seeking to capture the tendency for asset prices to keep moving in the same direction. The Model seeks to identify investments with recent positive momentum.
•Protection Momentum - When investment momentum trends shift, the Model seeks to identify the change and signal that the portfolio adapt accordingly. In addition, when turmoil hits the capital markets, risky assets tend to become highly correlated and decline in tandem. The Model seeks to assess the risk of a market crisis by measuring multi-market breadth (i.e., the strength or weakness of movement in major market indices) and the relative number of down-trending risky assets. The more assets in distress, the more the Model will signal a shift of the portfolio to less risky assets.
•Optional Portfolio Hedges - In an attempt to limit portfolio turnover, the Fund’s portfolio is generally rebalanced not more than once per month. When the Fund’s portfolio has exposure intra-month to an asset class that would otherwise be removed from the portfolio or reduced in size as a result of the model’s momentum assessment, the Adviser or Sub-Adviser may hedge some or all of the exposure to that asset class until the next rebalance occurs. This hedging may be done through the use of index futures, options or ETFs. Even with this hedging sub-strategy, the Fund is expected to have high annual portfolio turnover.
Options Overlay
The options overlay component of the Fund’s strategy attempts to generate additional income or return typically by selling (i.e., writing) call and put options in exchange for a premium, or payment, from the option buyer. This portion of the strategy will typically result in a put spread, where the Adviser or Sub-Adviser will seek to sell an equity index put option with a one to two week expiration and pair that with a simultaneous purchase of a similar option (i.e., same equity index with the same or varying expiration) at a lower strike price. The Fund may also purchase put options to hedge against market volatility.

Managed Futures or Diversified Opportunities Strategy
The Fund may also invest in a total return swap (“TRS”), private fund, or commodity pool operator to gain exposure to the Diversified Opportunity Strategy (the “Strategy”) which is a model portfolio managed by a third-party manager. The Strategy seeks capital appreciation by gaining long and short macro exposures (i.e., exposures to individual asset classes rather than individual companies) to investments in bond, currency, equity, real estate, and commodity markets. The Strategy utilizes quantitative strategies to determine its allocations to the various asset classes, including, but not limited to, momentum signals (identifying investments with positive and negative relative performance and investing long and short accordingly) and trend signals (identifying investments with positive and negative price trends and investing long and short accordingly). While the Strategy provides exposure to similar asset classes as the Model, also using momentum as part of the strategy, it may provide broader exposure in certain asset classes as well as additional asset classes. For example, the Strategy may include exposure to a broader set of commodity types. In addition, the Strategy may also provide exposure to the currency asset class as well as market volatility through exposure to volatility index options. Volatility index options can be used to hedge against, or benefit from, market volatility. This broader exposure is intended to result in reduced correlation between the Strategy and other strategies, though there is no guarantee the strategies will be uncorrelated, including in a scenario where they are each underperforming. When the Fund takes a short position, it will benefit from a decrease in the price of the investment underlying the short position. If the position underlying the short position were to increase in price, the Fund’s short position would decrease in value.
The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments or private funds that invest in the same commodity-linked derivative instruments. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund, including policies related to affiliated transactions and custody of assets. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.
The Adviser generally expects that the Fund will have exposure across multiple asset classes, but at any one time the Fund may emphasize one asset class or invest solely in cash or cash equivalents, depending on market conditions. The Fund may have exposure to equity securities of companies of any size, including small- and medium-capitalization sized companies. The Fund is expected to have portfolio turnover in excess of 100% on an annual basis.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

Strategy Portfolio Concentration [Text]	The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary.